Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2013 Class A ordinary shares	Feb. 01, 2013 Class B ordinary shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SFUN
Entity Registrant Name	SouFun Holdings Ltd
Entity Central Index Key	0001294404
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		56,013,735	24,336,650